SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2024 USD ($) segment	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Segment Reporting Information
Number of operating segments | segment	3
Net revenue	$ 25,097,951	$ 46,471,478	$ 64,855,025
Cost of revenue	20,983,196	44,719,984	58,627,728
GROSS PROFIT	4,114,755	1,751,494	6,227,297
Depreciation and amortization	1,237,230	1,143,064	1,224,673
Capital expenditures	3,931,471	3,714,089	3,258,952
Total assets	53,003,728	51,257,994
Oxytetracycline & Licorice products and TCMD
Segment Reporting Information
Net revenue	21,961,282	29,152,228	40,305,988
Cost of revenue	18,324,619	27,392,224	36,210,950
GROSS PROFIT	3,636,663	1,760,004	4,095,038
Depreciation and amortization	1,023,783	886,360	963,457
Capital expenditures	3,812,386	8,171	1,908,881
Total assets	40,928,941	38,382,322
Fertilizer
Segment Reporting Information
Net revenue	905,910	2,000,452	1,088,570
Cost of revenue	553,329	1,060,302	760,030
GROSS PROFIT	352,581	940,150	328,540
Depreciation and amortization	46,684	44,943	48,804
Capital expenditures	34,443	30,653	91,029
Total assets	3,197,285	3,291,960
Heparin products and Sausage casing
Segment Reporting Information
Net revenue	2,230,759	15,318,798	23,460,467
Cost of revenue	2,105,248	16,267,458	21,656,748
GROSS PROFIT	125,511	(948,660)	1,803,719
Depreciation and amortization	166,763	211,761	212,412
Capital expenditures	84,642	3,675,265	$ 1,259,042
Total assets	8,877,502	$ 9,583,712
International markets
Segment Reporting Information
Net revenue	$ 0